UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07866

Templeton Emerging Markets Income Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   12/31

Date of reporting period: _03/31/17_

Item 1. Schedule of Investments.

TEMPLETON EMERGING MARKETS INCOME FUND

Statement of Investments, March 31, 2017 (unaudited)
	Shares/
	Warrants			Value

Common Stocks and Other Equity Interests 0.1%
Mexico 0.0%†
[a] Corporacion GEO SAB de CV, B	221,287			$25,056
[a,b] Corporacion GEO SAB de CV, wts., 12/30/27.	346,196			—
				25,056
South Africa 0.1%
[a,c] Edcon Holdings Ltd., F wts., 2/20/49	4,375			—
[a,c] Edcon Holdings Ltd., F1 wts., 2/20/49	78,291,411			—
[a,c] Edcon Holdings Ltd., F2 wts., 2/20/49	6,340,039			—
[a,c] Holdco 2, A	93,760,463			69,878
[a,c] Holdco 2, B	161,018,520			120,004
				189,882
Total Common Stocks and Other Equity Interests (Cost $9,975,256)				214,938

	Principal
	Amount*

Foreign Government and Agency Securities 68.0%
Argentina 7.1%
Argentine Bonos del Tesoro,
18.20%, 10/03/21	206,097,000		ARS	14,356,659
16.00%, 10/17/23	87,252,000		ARS	5,870,668
senior note, 15.50%, 10/17/26	349,007,000		ARS	23,535,527
				43,762,854
Brazil 8.5%
Nota Do Tesouro Nacional,
10.00%, 1/01/21	1,725	[d]	BRL	553,977
10.00%, 1/01/23	411	[d]	BRL	131,583
10.00%, 1/01/25	13,416	[d]	BRL	4,287,610
10.00%, 1/01/27	15,337	[d]	BRL	4,888,715
[e] Index Linked, 6.00%, 5/15/19	1,490	[d]	BRL	1,447,689
[e] Index Linked, 6.00%, 8/15/22	9,322	[d]	BRL	9,174,003
[e] Index Linked, 6.00%, 5/15/23	10,763	[d]	BRL	10,643,787
[e] Index Linked, 6.00%, 8/15/24	2,360	[d]	BRL	2,350,739
[e] Index Linked, 6.00%, 8/15/50	18,020	[d]	BRL	19,342,421
				52,820,524
Colombia 3.3%
Government of Colombia,
senior bond, 7.75%, 4/14/21	2,433,000,000		COP	905,548
senior bond, 4.375%, 3/21/23	164,000,000		COP	51,785
senior bond, 9.85%, 6/28/27	262,000,000		COP	114,877
Titulos de Tesoreria,
B, 5.00%, 11/21/18	565,000,000		COP	194,001
B, 7.75%, 9/18/30	17,531,000,000		COP	6,620,489
senior bond, B, 11.25%, 10/24/18	2,335,000,000		COP	874,656
senior bond, B, 11.00%, 7/24/20	1,655,000,000		COP	659,129
senior bond, B, 7.00%, 5/04/22	2,211,000,000		COP	798,492
senior bond, B, 10.00%, 7/24/24	4,722,000,000		COP	1,973,580
senior bond, B, 7.50%, 8/26/26	16,738,000,000		COP	6,161,519
senior bond, B, 6.00%, 4/28/28	3,627,000,000		COP	1,192,452
senior note, B, 7.00%, 9/11/19	1,585,000,000		COP	564,358
				20,110,886

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

TEMPLETON EMERGING MARKETS INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount*		Value

Foreign Government and Agency Securities (continued)
Croatia 1.4%
[f] Government of Croatia, 144A, 6.75%, 11/05/19	7,920,000		$8,633,473
Dominican Republic 2.3%
[g] Government of the Dominican Republic, senior bond, Reg S, 6.85%, 1/27/45	14,000,000		14,541,660
El Salvador 0.4%
[f] Government of El Salvador, 144A, 7.65%, 6/15/35	2,650,000		2,483,381
Ethiopia 1.6%
[f] Government of Ethiopia International Bond, 144A, 6.625%, 12/11/24	10,000,000		9,633,300
Ghana 3.4%
Ghana Treasury Note,
24.25%, 10/09/17	1,130,000	GHS	267,989
23.95%, 11/06/17	610,000	GHS	144,735
23.30%, 12/11/17	2,560,000	GHS	606,643
24.25%, 6/11/18	10,040,000	GHS	2,431,898
22.50%, 12/10/18	4,610,000	GHS	1,111,730
Government of Ghana,
25.48%, 4/24/17	230,000	GHS	53,634
24.44%, 5/29/17	3,670,000	GHS	858,089
26.00%, 6/05/17	130,000	GHS	30,494
25.40%, 7/31/17	3,410,000	GHS	805,093
23.00%, 8/21/17	13,160,000	GHS	3,090,228
23.23%, 2/19/18	3,340,000	GHS	795,351
22.49%, 4/23/18	1,730,000	GHS	411,098
23.47%, 5/21/18	8,220,000	GHS	1,973,402
19.04%, 9/24/18	14,300,000	GHS	3,284,361
24.50%, 10/22/18	5,917,000	GHS	1,451,924
24.50%, 4/22/19	5,300,000	GHS	1,315,706
24.50%, 5/27/19	2,040,000	GHS	514,977
21.00%, 3/23/20	110,000	GHS	26,333
24.50%, 6/21/21	5,530,000	GHS	1,510,603
24.75%, 7/19/21	670,000	GHS	183,229
			20,867,517
India 1.1%
Government of India,
senior bond, 7.80%, 5/03/20	68,300,000	INR	1,087,693
senior bond, 8.35%, 5/14/22	20,200,000	INR	331,294
senior note, 7.28%, 6/03/19	2,700,000	INR	42,314
senior note, 8.12%, 12/10/20	51,300,000	INR	828,781
senior note, 7.80%, 4/11/21	91,600,000	INR	1,464,724
senior note, 7.16%, 5/20/23	12,700,000	INR	198,299
senior note, 8.83%, 11/25/23	171,200,000	INR	2,897,546
			6,850,651
Indonesia 7.0%
Government of Indonesia,
FR36, 11.50%, 9/15/19	40,000,000,000	IDR	3,318,448
FR48, 9.00%, 9/15/18	2,961,000,000	IDR	230,072
senior bond, FR31, 11.00%, 11/15/20	134,139,000,000	IDR	11,425,289
senior bond, FR39, 11.75%, 8/15/23	1,780,000,000	IDR	165,637
senior bond, FR40, 11.00%, 9/15/25	58,140,000,000	IDR	5,367,735
senior bond, FR42, 10.25%, 7/15/27	2,368,000,000	IDR	215,955
senior bond, FR44, 10.00%, 9/15/24	1,066,000,000	IDR	92,977
senior bond, FR46, 9.50%, 7/15/23	80,000,000,000	IDR	6,755,472

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TEMPLETON EMERGING MARKETS INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount*			Value

Foreign Government and Agency Securities (continued)
Indonesia (continued)
Government of Indonesia, (continued)
senior bond, FR53, 8.25%, 7/15/21	6,465,000,000		IDR	$510,146
senior bond, FR56, 8.375%, 9/15/26	70,379,000,000		IDR	5,756,869
senior bond, FR61, 7.00%, 5/15/22	1,720,000,000		IDR	130,173
senior bond, FR63, 5.625%, 5/15/23	3,071,000,000		IDR	215,480
senior bond, FR70, 8.375%, 3/15/24	85,338,000,000		IDR	6,884,421
senior note, FR66, 5.25%, 5/15/18	3,553,000,000		IDR	264,032
senior note, FR69, 7.875%, 4/15/19.	21,627,000,000		IDR	1,664,771
				42,997,477
Iraq 3.9%
[f] Government of Iraq, 144A, 5.80%, 1/15/28	27,190,000			24,024,676
Kenya 7.4%
Government of Kenya,
[f] senior note, 144A, 6.875%, 6/24/24	30,813,000			30,697,451
[g] senior note, Reg S, 5.875%, 6/24/19	7,200,000			7,467,012
[g] senior note, Reg S, 6.875%, 6/24/24	7,700,000			7,671,125
				45,835,588
Mexico 0.4%
Government of Mexico,
senior note, 8.50%, 12/13/18	257,100	[h]	MXN	1,412,733
senior note, M, 5.00%, 12/11/19	263,200	[h]	MXN	1,344,656
				2,757,389
Senegal 4.6%
[f] Government of Senegal, 144A, 6.25%, 7/30/24	28,080,000			28,361,221
Serbia 1.9%
[f] Government of Serbia, senior note, 144A, 7.25%, 9/28/21.	10,250,000			11,701,605
South Africa 1.4%
Government of South Africa,
8.00%, 1/31/30	2,690,000		ZAR	181,681
8.875%, 2/28/35	8,080,000		ZAR	564,986
9.00%, 1/31/40	6,730,000		ZAR	468,733
8.75%, 1/31/44	11,850,000		ZAR	799,879
8.75%, 2/28/48	6,530,000		ZAR	440,316
R186, 10.50%, 12/21/26.	76,150,000		ZAR	6,263,304
				8,718,899
Ukraine 6.1%
[f] Government of Ukraine,
144A, 7.75%, 9/01/19	5,855,000			5,968,587
144A, 7.75%, 9/01/20	8,667,000			8,650,966
144A, 7.75%, 9/01/21	3,506,000			3,453,410
144A, 7.75%, 9/01/22	3,406,000			3,276,232
144A, 7.75%, 9/01/23	2,416,000			2,284,690
144A, 7.75%, 9/01/24	1,396,000			1,308,876
144A, 7.75%, 9/01/25	3,176,000			2,935,767
144A, 7.75%, 9/01/26	3,406,000			3,133,520
144A, 7.75%, 9/01/27	3,406,000			3,125,005
[a,i] 144A, VRI, GDP Linked Security, 5/31/40	10,087,000			3,777,582
				37,914,635

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TEMPLETON EMERGING MARKETS INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount*		Value

Foreign Government and Agency Securities (continued)
Zambia 6.2%
[f] Government of Zambia, senior bond, 144A, 8.97%, 7/30/27	11,460,000		$11,928,141
[f] Government of Zambia International Bond,
144A, 5.375%, 9/20/22	26,070,000		23,820,289
144A, 8.50%, 4/14/24	2,470,000		2,539,086
			38,287,516
Total Foreign Government and Agency Securities (Cost $417,295,497) .			420,303,252

Quasi-Sovereign and Corporate Bonds 12.4%
Bermuda 0.4%
[f] Digicel Group Ltd., senior note, 144A, 7.125%, 4/01/22	3,300,000		2,575,386
Canada 1.7%
[f] First Quantum Minerals Ltd., senior note, 144A, 7.25%, 5/15/22.	10,000,000		10,337,500
Chile 2.0%
[f] VTR Finance BV, senior secured note, 144A, 6.875%, 1/15/24	12,000,000		12,510,000
Costa Rica 2.5%
[c] Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33	14,400,000		15,242,818
Democratic Republic of the Congo 1.6%
[f] HTA Group Ltd., senior note, 144A, 9.125%, 3/08/22	10,000,000		9,950,000
Peru 0.1%
[f] Peru Enhanced Pass-Through Finance Ltd., senior secured bond, A-1, 144A, zero cpn.,
5/31/18	768,800		753,547
South Africa 4.1%
[f,j] K2016470219 South Africa Ltd.,
senior secured note, 144A, PIK, 3.00%, 12/31/22	6,915,393		726,116
senior secured note, 144A, PIK, 8.00%, 12/31/22	1,887,256	EUR	754,926
[f,j] K2016740260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	17,237,912		23,702,129
			25,183,171
Total Quasi-Sovereign and Corporate Bonds (Cost $81,471,335)			76,552,422
Total Investments before Short Term Investments (Cost $508,742,088) .			497,070,612

Short Term Investments 17.3%
Foreign Government and Agency Securities 0.1%
Colombia 0.0%†
Colombian Tes Corto Plazo, Strip, 6/13/17 - 9/12/17	1,207,000,000	COP	410,828
Egypt 0.1%
[k,l] Egypt Treasury Bill, 10/03/17 - 4/03/18	12,000,000	EGP	583,173
Total Foreign Government and Agency Securities (Cost $970,738)			994,001
Total Investments before Money Market Funds (Cost $509,712,826)			498,064,613

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TEMPLETON EMERGING MARKETS INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Shares	Value
Money Market Funds (Cost $106,116,999) 17.2%
United States 17.2%
[m,n] Institutional Fiduciary Trust Money Market Portfolio, 0.32%	106,116,999	$106,116,999
Total Investments (Cost $615,829,825) 97.8%		604,181,612
Other Assets, less Liabilities 2.2%		13,719,746
Net Assets 100.0%		$617,901,358

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days.
cSee Note 6 regarding restricted securities.
dPrincipal amount is stated in 1,000 Brazilian Real Units.
eRedemption price at maturity is adjusted for inflation.
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
March 31, 2017, the aggregate value of these securities was $253,046,862, representing 41.0% of net assets.
gSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2017, the aggregate value of these securities was $29,679,797, representing 4.7% of net assets.
hPrincipal amount is stated in 100 Mexican Peso Units.
iThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
jIncome may be received in additional securities and/or cash.
kThe security was issued on a discount basis with no stated coupon rate.
lSecurity purchased on a when-issued basis.
mSee Note 7 regarding investments in affiliated management investment companies.
nThe rate shown is the annualized seven-day yield at period end.

At March 31, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
South African Rand	HSBK	Buy	28,567,456	$2,130,676	4/03/17	$—	$(2,693)
South African Rand	HSBK	Sell	28,567,456	2,205,147	4/03/17	77,164	—
Euro	SCNY	Sell	628,500	667,703	4/12/17	—	(3,079)
Japanese Yen	SCNY	Sell	1,873,240,000	16,256,671	4/12/17	—	(580,593)
Ghanaian Cedi	BZWS	Buy	2,895,477	615,012	4/13/17	52,667	—
Euro	GSCO	Sell	910,000	970,096	4/18/17	—	(1,384)
Euro	UBSW	Sell	5,376,930	5,698,847	4/18/17	—	(41,352)
Euro	DBAB	Sell	1,506,000	1,615,095	4/24/17	6,916	—
Euro	BZWS	Sell	2,547,416	2,743,890	4/27/17	23,272	—
Euro	DBAB	Sell	4,531,031	4,870,564	4/28/17	31,245	—
Euro	CITI	Sell	358,631	386,137	5/08/17	2,920	—
Euro	DBAB	Sell	3,298,550	3,517,956	5/15/17	—	(7,961)
Euro	HSBK	Sell	826,000	886,186	5/15/17	3,251	—
Euro	SCNY	Sell	413,000	440,880	5/15/17	—	(588)
Euro	DBAB	Sell	359,450	382,888	5/16/17	—	(1,358)
Euro	BOFA	Sell	5,038,070	5,351,085	5/17/17	—	(34,790)

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TEMPLETON EMERGING MARKETS INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

Forward Exchange Contracts (continued)

					Contract Settlement		Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity		Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	GSCO	Sell	2,753,000	$2,914,629		5/17/17	—	$(28,426)
Euro	DBAB	Sell	1,347,000		1,437,720	5/22/17	—	(2,627)
Euro	JPHQ	Sell	2,260,000		2,416,788	5/22/17	168	—
Euro	BOFA	Sell	1,604,997		1,704,138	5/30/17	—	(12,768)
Euro	SCNY	Sell	362,390		385,089	5/30/17	—	(2,569)
Australian Dollar	CITI	Sell	9,805,000		7,436,113	6/13/17	—	(46,697)
Australian Dollar	JPHQ	Sell	14,701,000	11,093,397		6/13/17	—	(125,857)
Euro	MSCO	Sell	907,070		969,676	6/14/17	—	(1,409)
Euro	UBSW	Sell	907,070		968,002	6/19/17	—	(3,340)
Australian Dollar	BOFA	Sell	1,753,000		1,334,647	6/29/17	—	(2,822)
Japanese Yen	JPHQ	Sell	2,334,700,000	21,047,555		7/03/17	—	(8,853)
Japanese Yen	CITI	Sell	624,500,000		5,421,148	7/13/17	—	(213,855)
Japanese Yen	HSBK	Sell	1,620,890,000	14,077,069		7/13/17	—	(548,583)
Japanese Yen	SCNY	Sell	1,770,880,000	15,739,756		7/20/17	—	(244,661)
Malaysian Ringgit	DBAB	Buy	2,499,000		626,190	7/20/17	—	(66,642)
Malaysian Ringgit	DBAB	Sell	2,499,000		596,990	7/20/17	37,441	—
Japanese Yen	DBAB	Sell	626,420,000		5,482,840	7/24/17	—	(172,474)
Mexican Peso	GSCO	Buy	567,741,660	27,140,000		8/14/17	2,558,581	—
Mexican Peso	HSBK	Buy	600,000,000	26,614,620		1/29/18	4,008,082	—
Mexican Peso	DBAB	Buy	366,946,257	17,679,897		2/27/18	968,845	—
Mexican Peso	JPHQ	Buy	105,732,972		5,148,915	3/09/18	216,744	—
Total Forward Exchange Contracts							7,987,296	$(2,155,381)
Net unrealized appreciation (depreciation)							5,831,915

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At March 31, 2017, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
					Notional	Expiration	Unrealized	Unrealized
Description			Exchange		Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 0.926%				LCH	$17,160,000	10/17/17	$—	$(4,924)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.310%				LCH	75,850,000	7/29/25	—	(173,783)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.432%				LCH	18,500,000	3/03/27	—	(84,076)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.568%			CME		8,500,000	3/13/27	—	(139,101)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.383%				LCH	8,400,000	4/03/27	10,251	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.752%				LCH	39,530,000	7/29/45	—	(894,378)
Total Interest Rate Swap Contracts							$10,251	$(1,296,262)
Net unrealized appreciation (depreciation)								$(1,286,011)

See Abbreviations on page 13.

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TEMPLETON EMERGING MARKETS INCOME FUND

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Emerging Markets Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value.

|7

TEMPLETON EMERGING MARKETS INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business

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TEMPLETON EMERGING MARKETS INCOME FUND
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

day or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

At March 31, 2017, the Fund received $2,388,273 in United Kingdom Treasury Bonds and Notes as collateral for derivatives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund invests in value recovery instruments (VRI) primarily to gain exposure to growth risk. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

4. INCOME TAXES

At March 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments.	$628,757,563

Unrealized appreciation	$36,988,188
Unrealized depreciation	(61,564,139)
Net unrealized appreciation (depreciation)	$(24,575,951)

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

6. RESTRICTED SECURITIES

At March 31, 2017, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Principal
Amount/		Acquisition
Warrants	Issuer	Date	Cost	Value
4,375	Edcon Holdings Ltd., F wts., 2/20/49	11/27/15	$46	$—
78,291,411	Edcon Holdings Ltd., F1 wts., 2/20/49.	11/27/15	829,537	—
6,340,039	Edcon Holdings Ltd., F2 wts., 2/20/49.	11/27/15	67,176	—
93,760,463	Holdco 2, A	5/10/11 - 2/01/17	538,947	69,878

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TEMPLETON EMERGING MARKETS INCOME FUND
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

6. RESTRICTED SECURITIES (continued)

Principal
Amount/		Acquisition
Warrants	Issuer	Date	Cost	Value
161,018,520	Holdco 2, B	5/10/11 - 2/01/17	$119,550	$120,004
14,400,000	Reventazon Finance Trust, secured bond, first lien, 144A, 8.0%,
	11/15/33	12/18/13	14,400,000	15,242,818
	Total Restricted Securities (Value is 2.5% of Net Assets)		$15,955,256	$15,432,700

7. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2017, the Fund held investments in affiliated management investment companies as follows:

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.32%	55,377,072	109,426,964	(56,687,037)	106,116,999	$106,116,999	$36,324	$-	0.5%

8. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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TEMPLETON EMERGING MARKETS INCOME FUND
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

A summary of inputs used as of March 31, 2017, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments:[a]
South Africa	$—	$—	$189,882	[b]	$189,882
All Other Equity Investments[c]	25,056	—	—[b]		25,056
Foreign Government and Agency Securities[c]	—	420,303,252	—		420,303,252
Quasi-Sovereign and Corporate Bonds[c]	—	61,309,604	15,242,818		76,552,422
Short Term Investments	106,116,999	994,001	—		107,111,000
Total Investments in Securities	$106,142,055	$482,606,857	$15,432,700		$604,181,612

Other Financial Instruments:
Forward Exchange Contracts	$—	$7,987,296	$—		$7,987,296
Swap Contracts.	—	10,251	—		10,251
Total Other Financial Instruments	$—	$7,997,547	$—		$7,997,547

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$2,155,381	$—		$2,155,381
Swap Contracts.	—	1,296,262	—		1,296,262
Total Other Financial Instruments	$—	$3,451,643	$—		$3,451,643

aIncludes common stocks and other equity investments.
bIncludes securities determined to have no value at March 31, 2017.
cFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. At March 31, 2017, the reconciliation of assets is as follows:

									Net Change in
									Unrealized
									Appreciation
						Net	Net		(Depreciation)
	Balance at					Realized	Unrealized	Balance	on Assets
	Beginning of	Purchases	Transfer Into	Transfer Out of	Cost Basis	Gain	Appreciation	at End	Held at
	Period	(Sales)	Level 3[a]	Level 3	Adjustments	(Loss)	(Depreciation)	of Period	Period End
Assets:
Investments in Securities:
South Africa	$–	$–	$189,497	$–	$–	$–	$385	$189,882	$385
Quasi-Sovereign and Corporate
Bonds	14,472,994	–	–	–	–	–	769,824	15,242,818	769,824
Total Investments in Securities.	$14,472,994	$–	$189,497	$–	$–	$–	$770,209	$15,432,700	$770,209

aThe investments were transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs. May include amounts related to a corporate action.

Significant unobservable valuation inputs developed by the VC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2017, are as follows:

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TEMPLETON EMERGING MARKETS INCOME FUND
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

					Impact to Fair
	Fair Value at				Value if Input
Description	End of Period	Valuation Technique	Unobservable Input	Amount	Increases[a]
Assets:
Investments in Securities:
		Discounted cash flow
Quasi-Sovereign and Corporate Bonds.	15,242,818	model	Discount rate[b]	7.2%	Decrease[c]
All other investments[d]	189,882
Total	15,432,700

aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated
bThe discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS curve, and an incremental credit spread that combines with the first two components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par.
cRepresents a significant impact to fair value and net assets.
dIncludes fair value of immaterial investments developed using various valuation techniques and unobservable inputs. May also include fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs.

9. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

10. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

11. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

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TEMPLETON EMERGING MARKETS INCOME FUND
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Abbreviations

Counterparty/Exchange		Currency		Selected Portfolio
BOFA	Bank of America Corp.	ARS	Argentine Peso	BBA	British Bankers Association
BZWS	Barclays Bank PLC	BRL	Brazilian Real	GDP	Gross Domestic Product
CITI	Citigroup, Inc.	COP	Colombian Peso	LIBOR	London InterBank Offered Rate
DBAB	Deutsche Bank AG	EGP	Egyptian Pound	PIK	Payment-In-Kind
GSCO	The Goldman Sachs Group, Inc.	EUR	Euro	VRI	Value Recovery Instruments
HSBK	HSBC Bank USA, N.A.	GHS	Ghanaian Cedi
JPHQ	JPMorgan Chase & Co.	IDR	Indonesian Rupiah
LCH	LCH Clearnet LLC	INR	Indian Rupee
CME	Chicago Mercantile Exchange	MXN	Mexican Peso
MSCO	Morgan Stanley	USD	United States Dollar
SCNY	Standard Chartered Bank	ZAR	South African Rand
UBSW	UBS AG

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|13

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Emerging Markets Income Fund

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date May 25, 2017

By /s/ Mark H. Otani

      Mark H. Otani

Chief Financial Officer and

 Chief Accounting Officer

Date May 25, 2017